                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-06106

                        Pioneer Mid Cap Value Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Mid Cap Value Fund

 Schedule of Investments 7/31/16 (unaudtied)

 Shares

 Value

 COMMON STOCKS - 99.5%

 Energy - 8.4%

 Oil & Gas Drilling - 0.7%

 334,304

 Patterson-UTI Energy, Inc.

 $

 6,482,155

 Oil & Gas Equipment & Services - 0.7%

 454,683

 RPC, Inc.

 $

 6,588,357

 Oil & Gas Exploration & Production - 7.0%

 391,709

 Cabot Oil & Gas Corp.

 $

 9,663,461

 146,133

 Cimarex Energy Co.

 17,538,883

 127,580

 Concho Resources, Inc. *

 15,845,436

 654,873

 Memorial Resource Development Corp. *

 9,809,998

 89,998

 Pioneer Natural Resources Co.

 14,630,975

 $

 67,488,753

 Total Energy

 $

 80,559,265

 Materials - 5.4%

 Fertilizers & Agricultural Chemicals - 0.9%

 98,464

 Agrium, Inc.

 $

 8,936,593

 Specialty Chemicals - 1.5%

 223,754

 Celanese Corp.

 $

 14,190,479

 Metal & Glass Containers - 1.3%

 230,359

 Crown Holdings, Inc. *

 $

 12,202,116

 Gold - 1.7%

 357,387

 Newmont Mining Corp.

 $

 15,725,028

 Total Materials

 $

 51,054,216

 Capital Goods - 8.6%

 Building Products - 4.7%

 306,440

 Fortune Brands Home & Security, Inc.

 $

 19,388,459

 485,568

 Owens Corning *

 25,691,400

 $

 45,079,859

 Construction & Engineering - 1.5%

 272,586

 Fluor Corp.

 $

 14,588,803

 Industrial Machinery - 1.3%

 180,259

 Ingersoll-Rand Plc

 $

 11,943,961

 Trading Companies & Distributors - 1.1%

 134,043

 United Rentals, Inc. *

 $

 10,679,206

 Total Capital Goods

 $

 82,291,829

 Transportation - 3.1%

 Air Freight & Logistics - 1.0%

 197,286

 Expeditors International of Washington, Inc.

 $

 9,751,847

 Airlines - 2.1%

 432,602

 United Continental Holdings, Inc. *

 $

 20,284,708

 Total Transportation

 $

 30,036,555

 Automobiles & Components - 2.6%

 Tires & Rubber - 2.6%

 882,115

 The Goodyear Tire & Rubber Co.

 $

 25,290,237

 Total Automobiles & Components

 $

 25,290,237

 Consumer Durables & Apparel - 3.5%

 Household Appliances - 2.5%

 126,928

 Whirlpool Corp.

 $

 24,415,870

 Apparel, Accessories & Luxury Goods - 1.0%

 218,917

 Coach, Inc.

 $

 9,437,512

 Total Consumer Durables & Apparel

 $

 33,853,382

 Consumer Services - 1.4%

 Hotels, Resorts & Cruise Lines - 1.4%

 312,223

 Norwegian Cruise Line Holdings, Ltd. *

 $

 13,300,700

 Total Consumer Services

 $

 13,300,700

 Media - 1.6%

 Advertising - 1.6%

 644,740

 The Interpublic Group of Companies, Inc.

 $

 14,867,704

 Total Media

 $

 14,867,704

 Retailing - 1.6%

 Apparel Retail - 1.6%

 250,831

 Ross Stores, Inc.

 $

 15,508,881

 Total Retailing

 $

 15,508,881

 Food, Beverage & Tobacco - 6.6%

 Agricultural Products - 1.7%

 121,294

 Ingredion, Inc.

 $

 16,161,213

 Packaged Foods & Meats - 4.9%

 108,933

 The Hershey Co.

 $

 12,065,419

 89,259

 The JM Smucker Co.

 13,760,167

 285,772

 Tyson Foods, Inc.

 21,032,819

 $

 46,858,405

 Total Food, Beverage & Tobacco

 $

 63,019,618

 Health Care Equipment & Services - 5.1%

 Health Care Equipment - 3.1%

 826,326

 Boston Scientific Corp. *

 $

 20,063,195

 183,712

 Hill-Rom Holdings, Inc.

 9,815,732

 $

 29,878,927

 Health Care Distributors - 1.1%

 118,230

 Cardinal Health, Inc.

 $

 9,884,028

 Health Care Services - 0.9%

 125,969

 MEDNAX, Inc. *

 $

 8,680,524

 Total Health Care Equipment & Services

 $

 48,443,479

 Pharmaceuticals, Biotechnology & Life Sciences - 2.0%

 Pharmaceuticals - 2.0%

 127,903

 Jazz Pharmaceuticals Plc *

 $

 19,309,516

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 19,309,516

 Banks - 4.5%

 Regional Banks - 4.5%

 473,935

 Cathay General Bancorp

 $

 14,208,571

 850,329

 First Horizon National Corp.

 12,380,790

 1,402,072

 KeyCorp

 16,404,242

 $

 42,993,603

 Total Banks

 $

 42,993,603

 Diversified Financials - 4.0%

 Specialized Finance - 4.0%

 71,528

 Intercontinental Exchange, Inc.

 $

 18,897,698

 267,161

 Nasdaq, Inc.

 18,904,312

 $

 37,802,010

 Total Diversified Financials

 $

 37,802,010

 Insurance - 6.4%

 Life & Health Insurance - 2.7%

 311,788

 Lincoln National Corp.

 $

 13,615,782

 361,431

 Unum Group

 12,075,410

 $

 25,691,192

 Multi-line Insurance - 1.4%

 325,598

 The Hartford Financial Services Group, Inc.

 $

 12,975,080

 Property & Casualty Insurance - 2.3%

 181,022

 The Hanover Insurance Group, Inc.

 $

 14,905,351

 217,279

 XL Group, Ltd.

 7,520,026

 $

 22,425,377

 Total Insurance

 $

 61,091,649

 Real Estate - 17.6%

 Industrial REIT's - 2.4%

 799,025

 Duke Realty Corp.

 $

 23,003,930

 Hotel & Resort REIT - 0.8%

 397,896

 Host Hotels & Resorts, Inc.

 $

 7,058,675

 Office REIT's - 1.0%

 325,961

 Corporate Office Properties Trust

 $

 9,765,792

 Health Care REIT - 1.1%

 292,223

 Healthcare Realty Trust, Inc.

 $

 10,566,784

 Residential REIT's - 3.7%

 47,411

 Essex Property Trust, Inc.

 $

 11,088,485

 144,671

 Mid-America Apartment Communities, Inc.

 15,338,019

 230,129

 UDR, Inc.

 8,567,703

 $

 34,994,207

 Retail REIT's - 3.0%

 71,376

 Federal Realty Investment Trust

 $

 12,112,507

 525,042

 General Growth Properties, Inc.

 16,775,092

 $

 28,887,599

 Specialized REIT's - 5.6%

 202,692

 Crown Castle International Corp.

 $

 19,667,205

 154,715

 Digital Realty Trust, Inc.

 16,161,529

 46,593

 Equinix, Inc.

 17,373,132

 $

 53,201,866

 Total Real Estate

 $

 167,478,853

 Software & Services - 2.5%

 IT Consulting & Other Services - 1.4%

 235,549

 Amdocs, Ltd.

 $

 13,746,640

 Data Processing & Outsourced Services - 1.1%

 197,426

 Total System Services, Inc.

 $

 10,052,932

 Total Software & Services

 $

 23,799,572

 Technology Hardware & Equipment - 3.5%

 Communications Equipment - 1.8%

 199,618

 Harris Corp.

 $

 17,290,911

 Electronic Manufacturing Services - 1.7%

 186,011

 IPG Photonics Corp.

 $

 15,678,867

 Total Technology Hardware & Equipment

 $

 32,969,778

 Semiconductors & Semiconductor Equipment - 6.1%

 Semiconductor Equipment - 1.0%

 103,769

 Lam Research Corp. *

 $

 9,315,343

 Semiconductors - 5.1%

 281,888

 First Solar, Inc. *

 $

 13,158,532

 498,340

 Microsemi Corp. *

 19,435,260

 1,623,530

 ON Semiconductor Corp. *

 16,284,006

 $

 48,877,798

 Total Semiconductors & Semiconductor Equipment

 $

 58,193,141

 Utilities - 5.0%

 Electric Utilities - 3.3%

 215,602

 Edison International

 $

 16,683,283

 246,659

 Eversource Energy

 14,427,085

 $

 31,110,368

 Multi-Utilities - 1.7%

 355,230

 Public Service Enterprise Group, Inc.

 $

 16,344,132

 Total Utilities

 $

 47,454,500

 TOTAL COMMON STOCKS

 (Cost $801,901,843)

 $

 949,318,488

 TOTAL INVESTMENT IN SECURITIES - 99.5%

 (Cost $801,901,843) (a)

 $

 949,318,488

 OTHER ASSETS & LIABILITIES - 0.5%

 $

 4,778,704

 TOTAL NET ASSETS - 100.0%

 $

 954,097,192

 *

 Non-income producing security.

 REIT

 Real Estate Investment Trust.

 (a)

 At July 31, 2016, the net unrealized appreciation on investments based on cost for federal income tax purposes of $801,901,843 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

            163,386,694

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

             (15,970,049)

 Net unrealized appreciation

 $

            147,416,645

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities.

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  See Notes to Financial Statements — Note 1A.

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)  See Notes to Financial Statements — Note 1A.

 The following is a summary of the inputs used as of July 31, 2016, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
949,318,488

$
-

$
-

$
949,318,488

 Total

$
949,318,488

$
-

$
-

$
949,318,488

 During the period ended July 31, 2016, there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Mid Cap Value Fund By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date September 28, 2016 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date September 28, 2016 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date September 28, 2016 * Print the name and title of each signing officer under his or her signature.